Leases (Details) - Schedule of Company’s Lease Liabilities under the Remaining Operating Leases - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Company’s Lease Liabilities under the Remaining Operating Leases [Abstract]
2025		$ 17,554
2026
Total undiscounted lease payments	19,937	17,554
Less imputed interest	(57)	(297)
Total lease liabilities	$ 19,880	$ 17,257